Income Taxes (Details)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Effective tax rate	(22.70%)	(25.00%)		(24.00%)	(38.20%)
Capitol Acquisition Corp. III [Member]
Tax provision at statutory rate			(34.00%)			(34.00%)
State and local taxes (net of federal tax benefit)			0.00%			0.00%
Effect of valuation allowance on deferred tax asset			34.00%			34.00%
Effective tax rate			0.00%			0.00%